Summary of Pro Forma Financial Information (Parenthetical) (Detail) (Springstone Financial, Llc, USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Springstone Financial, Llc
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
One-time acquisition-related costs and compensation expenses adjustments	$ 8.6